Schedule of Supplemental Disclosure of Cash Flow Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Supplemental information:
Cash paid for interest	$ 74,840	$ 40,748	$ 25,275	$ 2,827
Non-cash transactions:
Director issued common stock upon termination				15,000
Acquisition of a business through the issuance of common stocks and warrants				20,865,167
Settlement of related party notes payable with the issuance of common stock				419,601
Settlement of liabilities through the issuance of common stock				176,999
Acquisition of assets through the issuance of common stock				1,256,040
Assets held for Sale- rerecognize MDC			1,105,000
Bad debt expense related to MDC sale			(1,180,620)
ROU assets obtained in exchange for lease liability		2,342,295	8,153,736	1,061,831
Debt issuance converted to stock				(419,601)
Issuance of convertible notes receivable			15,171,072
Roth CH Acquisition Corp merger			$ 3,934,546
NUAI shares received in exchange for sale of TCDC	10,000,000
Convertible notes received in exchange for sale of TCDC	$ 50,000,000